UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2024

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2024 (unaudited)

Description	Shares	Fair Value
Common Stocks | 99.0%
Australia | 0.8%
Computershare Ltd.	112,958	$1,971,866
Canada | 3.0%
Dollarama, Inc.	40,356	4,133,920
Toromont Industries Ltd.	34,180	3,336,496
		7,470,416
China | 2.5%
NXP Semiconductors NV	14,715	3,531,747
Tencent Holdings Ltd.	49,000	2,743,652
		6,275,399
Denmark | 1.5%
Carlsberg AS, Class B	12,795	1,524,427
Zealand Pharma AS (*)	17,900	2,173,240
		3,697,667
Finland | 0.9%
Kone OYJ, Class B	38,572	2,307,432
France | 2.7%
Legrand SA	18,313	2,111,791
LVMH Moet Hennessy Louis Vuitton SE	3,770	2,895,414
Pernod Ricard SA	11,029	1,667,032
		6,674,237
Germany | 0.8%
Merck KGaA	10,576	1,862,143
Hong Kong | 1.9%
AIA Group Ltd.	224,400	1,984,324
Techtronic Industries Co. Ltd.	183,000	2,774,029
		4,758,353
India | 1.1%
HDFC Bank Ltd. ADR	43,409	2,715,667
Ireland | 2.9%
Accenture PLC, Class A	20,619	7,288,404
Japan | 4.7%
FANUC Corp.	74,400	2,174,463
Kadokawa Corp.	81,300	1,812,755
Nintendo Co. Ltd.	49,400	2,633,823
Sanrio Co. Ltd.	117,300	3,383,609
Shimano, Inc.	8,500	1,611,486
		11,616,136
Netherlands | 3.2%
ASM International NV	4,613	3,039,955
Wolters Kluwer NV	29,583	4,986,415
		8,026,370
Description	Shares	Fair Value
Spain | 1.4%
Industria de Diseno Textil SA	58,063	$3,436,565
Sweden | 1.7%
Assa Abloy AB, Class B	54,224	1,825,678
Hexagon AB, B Shares	229,941	2,481,598
		4,307,276
Switzerland | 3.4%
ABB Ltd.	88,298	5,118,327
Partners Group Holding AG	2,130	3,203,518
		8,321,845
Taiwan | 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,598	6,703,315
United Kingdom | 8.4%
AstraZeneca PLC	25,348	3,948,328
Coca-Cola Europacific Partners PLC	42,792	3,369,870
Diageo PLC	106,391	3,712,198
RELX PLC	106,834	5,019,479
Unilever PLC	73,717	4,774,059
		20,823,934
United States | 55.4%
Adobe, Inc. (*)	7,268	3,763,225
Alphabet, Inc., Class A	42,726	7,086,107
Amazon.com, Inc. (*)	48,651	9,065,141
Amphenol Corp., Class A	60,152	3,919,504
Aon PLC, Class A	13,790	4,771,202
Apple, Inc.	14,920	3,476,360
Avery Dennison Corp.	9,315	2,056,379
Bank of America Corp.	72,030	2,858,150
Booz Allen Hamilton Holding Corp.	30,831	5,018,054
BRP, Inc.	22,203	1,321,394
Charles Schwab Corp.	45,692	2,961,298
Coca-Cola Co.	59,549	4,279,191
Danaher Corp.	17,316	4,814,194
Intercontinental Exchange, Inc.	34,076	5,473,969
IQVIA Holdings, Inc. (*)	19,438	4,606,223
Marvell Technology, Inc.	22,642	1,632,941
McDonald’s Corp.	10,393	3,164,772
Microsoft Corp.	26,810	11,536,343
Motorola Solutions, Inc.	9,479	4,262,043
NIKE, Inc., Class B	21,023	1,858,433
Procter & Gamble Co.	22,188	3,842,962
PTC, Inc. (*)	18,969	3,426,940
Rockwell Automation, Inc.	9,147	2,455,604
S&P Global, Inc.	8,990	4,644,414
Salesforce, Inc.	20,311	5,559,324

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2024 (unaudited)

Description	Shares	Fair Value
Sysco Corp.	21,818	$1,703,113
Texas Instruments, Inc.	19,169	3,959,740
Thermo Fisher Scientific, Inc.	8,713	5,389,600
TopBuild Corp. (*)	6,736	2,740,272
UnitedHealth Group, Inc.	5,692	3,327,999
Visa, Inc., A Shares	18,077	4,970,271
Warner Music Group Corp., Class A	35,769	1,119,570
Wells Fargo & Co.	55,590	3,140,279
Zoetis, Inc.	16,476	3,219,081
		137,424,092
Total Common Stocks (Cost $154,701,969)		245,681,117

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 6.6%
Brazil | 2.3%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/29	33,360	$5,678,723
Indonesia | 0.6%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,523,363
Malaysia | 2.0%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,498,056
3.733%, 06/15/28	10,500	2,571,717
		5,069,773
Mexico | 0.9%
Mexico Bonos, 7.75%, 05/29/31	49,000	2,312,643
South Africa | 0.8%
South Africa Government Bonds, 10.50%, 12/21/26	32,000	1,945,328
Total Foreign Government Obligations (Cost $18,255,262)		16,529,830

Description	Shares	Fair Value
Short-Term Investments | 3.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.97% (7 day yield) (Cost $7,659,590)	7,659,590	$7,659,590
Description	Fair Value
Total Investments | 108.7% (Cost $180,616,821) (»)	$269,870,537
Liabilities in Excess of Cash and Other Assets | (8.7)%	(21,640,985)
Net Assets | 100.0%	$248,229,552

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2024 (unaudited)

Forward Currency Contracts open at September 30, 2024:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	11,642,717	USD	2,056,000	CIT	11/08/24	$72,312	$—
CLP	2,639,231,130	USD	2,802,892	CIT	10/03/24	131,842	—
CLP	2,639,231,130	USD	2,891,199	CIT	03/26/25	37,972	—
CLP	1,665,846,000	USD	1,757,592	SCB	11/12/24	94,231	—
COP	19,441,650,000	USD	4,625,000	CIT	11/12/24	—	26,510
EGP	90,043,200	USD	1,794,583	CIT	11/21/24	32,872	—
EGP	112,314,300	USD	2,253,045	HSB	12/11/24	6,373	—
HUF	1,749,757,107	USD	4,836,389	CIT	10/11/24	64,325	—
IDR	73,902,495,000	USD	4,764,368	CIT	12/11/24	88,308	—
ILS	16,421,616	USD	4,345,060	CIT	10/09/24	60,374	—
INR	542,269,070	USD	6,453,126	CIT	12/12/24	—	3,493
KRW	9,706,387,500	USD	7,057,908	HSB	10/11/24	304,340	—
KZT	2,686,204,800	USD	5,439,313	SCB	03/13/25	10,297	—
MXN	25,374,050	USD	1,300,000	HSB	11/12/24	—	19,280
MXN	84,776,286	USD	4,863,089	HSB	11/12/24	—	584,123
NGN	3,763,800,000	USD	2,319,753	SCB	10/15/24	—	68,317
PEN	11,156,700	USD	2,943,332	CIT	03/13/25	61,116	—
PHP	181,115,290	USD	3,077,837	JPM	01/03/25	147,936	—
PLN	14,199,879	USD	3,588,651	CIT	10/09/24	100,089	—
SGD	4,320,380	USD	3,246,209	SCB	01/15/25	132,476	—
THB	80,596,800	USD	2,320,000	CIT	11/18/24	192,526	—
TRY	98,650,588	USD	2,729,679	HSB	10/15/24	117,323	—
TRY	103,399,700	USD	2,533,685	JPM	02/10/25	104,734	—
USD	2,897,070	CLP	2,639,231,130	CIT	10/03/24	—	37,663
USD	542,000	MXN	9,280,124	HSB	11/12/24	73,599	—
UYU	214,972,580	USD	5,119,004	JPM	06/11/25	—	134,300
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,833,045	$873,686

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

Counterparty Abbreviations:
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2024 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt

Portfolio holdings by industry† (as a percentage of net assets):
Common Stocks:
Banks	3.5%
Beverages	6.0
Biotechnology	0.9
Broadline Retail	5.3
Building Products	0.8
Capital Markets	6.6
Communications Equipment	1.8
Consumer Staples Distribution & Retail	0.7
Containers & Packaging	0.8
Electrical Equipment	3.9
Electronic Equipment, Instruments & Components	2.6
Entertainment	1.5
Financial Services	2.0
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	1.3
Household Durables	1.1
Household Products	1.5
Insurance	2.7
Interactive Media & Services	4.0
IT Services	2.9
Leisure Products	1.2
Life Sciences Tools & Services	6.0
Machinery	2.9
Media	0.7
Personal Care Products	1.9
Pharmaceuticals	3.6
Professional Services	6.8
Semiconductors & Semiconductor Equipment	7.6
Software	9.8
Specialty Retail	2.7
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	1.3
Subtotal	99.0
Foreign Government Obligations	6.6
Short-Term Investments	3.1
Total Investments	108.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 22, 2024

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 22, 2024